STOCK OPTION PLANS (Details - Warrants outstanding) - Warrant [Member]	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding - beginning | shares	4,683,800
Weighted average exercise price - beginning	$ 13.01
Weighted average contractural term	4 years 8 months 23 days
Aggregate intrinsic value - beginning | $	$ 0
Warrants granted | shares	19,400,521
Weighted average exercise price - shares granted	$ 0.24
Weighted average contractural term - granted	2 years 9 months 29 days
Aggregate intrinsic value - granted	$ 212,537
Warrants exercised | shares	(3,843,118)
Weighted average exercise price - shares exercised	$ 0.47
Aggregate intrinsic value - Exercised | $	$ 0
Warrants outstanding - ending | shares	20,241,203
Weighted average exercise price - ending	$ 3.34
Weighted average contractural term	4 years 8 months 26 days
Aggregate intrinsic value - ending | $	$ 212,537
Warrants exercisable | shares	17,627,567
Weighted average exercise price - exercisable	$ 4.09
Weighted average contractural term - exercisable	4 years 9 months 7 days
Aggregate intrinsic value - exercisable | $	$ 212,537